PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2019

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 99.0% of Net Assets
	Air Freight & Logistics - 4.5%
5,221	FedEx Corp.	$760,021
33,760	United Parcel Service, Inc., Class B	4,045,123
	Total Air Freight & Logistics	$4,805,144
	Automobiles - 0.8%
24,020	Harley-Davidson, Inc.	$863,999
	Total Automobiles	$863,999
	Banks - 5.4%
39,894	JPMorgan Chase & Co.	$4,695,125
20,960	Wells Fargo & Co.	1,057,222
	Total Banks	$5,752,347
	Beverages - 2.3%
18,182	PepsiCo., Inc.	$2,492,752
	Total Beverages	$2,492,752
	Capital Markets - 3.2%
731	BlackRock, Inc.	$325,763
14,789	CME Group, Inc.	3,125,507
	Total Capital Markets	$3,451,270
	Chemicals - 3.0%
26,565	International Flavors & Fragrances, Inc.	$3,259,260
	Total Chemicals	$3,259,260
	Commercial Services & Supplies - 0.2%
1,706	Waste Management, Inc.	$196,190
	Total Commercial Services & Supplies	$196,190
	Communications Equipment - 0.8%
17,486	Cisco Systems, Inc.	$863,983
	Total Communications Equipment	$863,983
	Consumer Discretionary - 0.9%
10,148	NIKE, Inc., Class B	$953,100
	Total Consumer Discretionary	$953,100
	Consumer Finance - 0.4%
3,255	American Express Co.	$385,001
	Total Consumer Finance	$385,001
	Diversified Financial Services - 3.5%
18,125(a)	Berkshire Hathaway, Inc., Class B	$3,770,363
	Total Diversified Financial Services	$3,770,363
	Diversified Telecommunication Services - 6.8%
128,872	AT&T, Inc.	$4,876,517
40,186	Verizon Communications, Inc.	2,425,627
	Total Diversified Telecommunication Services	$7,302,144
	Electric Utilities - 0.5%
6,261	American Electric Power Co., Inc.	$586,593
	Total Electric Utilities	$586,593
	Energy Equipment & Services - 1.1%
32,794	Schlumberger, Ltd.	$1,120,571
	Total Energy Equipment & Services	$1,120,571
	Entertainment - 3.2%
26,402	Walt Disney Co.	$3,440,709
	Total Entertainment	$3,440,709
	Equity Real Estate Investment Trusts (REITs) - 1.4%
747	Crown Castle International Corp.	$103,840
4,306	Essex Property Trust, Inc.	1,406,555
	Total Equity Real Estate Investment Trusts (REITs)	$1,510,395
	Food & Staples Retailing - 6.3%
10,794	Costco Wholesale Corp.	$3,109,859
31,291	Walmart, Inc.	3,713,616
	Total Food & Staples Retailing	$6,823,475
	Food Products - 1.1%
162	Chocoladefabriken Lindt & Spruengli AG	$1,196,093
	Total Food Products	$1,196,093
	Health Care Equipment & Supplies - 7.3%
7,319(a)	Alcon, Inc.	$426,625
15,174	Danaher Corp.	2,191,581
48,335	Medtronic PLC	5,250,148
	Total Health Care Equipment & Supplies	$7,868,354
	Health Care Providers & Services - 0.7%
3,250	UnitedHealth Group, Inc.	$706,290
	Total Health Care Providers & Services	$706,290
	Hotels, Restaurants & Leisure - 3.0%
14,825	McDonald's Corp.	$3,183,076
	Total Hotels, Restaurants & Leisure	$3,183,076
	Industrial Conglomerates - 1.0%
6,308	Honeywell International, Inc.	$1,067,314
	Total Industrial Conglomerates	$1,067,314
Shares		Value
	Insurance - 2.0%
34,577	Hartford Financial Services Group, Inc.	$2,095,712
	Total Insurance	$2,095,712
	Interactive Media & Services - 6.3%
3,662(a)	Alphabet, Inc.	$4,471,815
13,320(a)	Facebook, Inc.	2,372,025
	Total Interactive Media & Services	$6,843,840
	Internet & Direct Marketing Retail - 3.3%
2,056(a)	Amazon.com, Inc.	$3,569,031
	Total Internet & Direct Marketing Retail	$3,569,031
	IT Services - 2.3%
14,294	Visa, Inc.	$2,458,711
	Total IT Services	$2,458,711
	Life Sciences Tools & Services - 1.3%
11,361	Agilent Technologies, Inc.	$870,593
2,442(a)	Waters Corp.	545,128
	Total Life Sciences Tools & Services	$1,415,721
	Machinery - 1.1%
1,976	Illinois Tool Works, Inc.	$309,224
10,075	Lincoln Electric Holdings, Inc.	874,107
	Total Machinery	$1,183,331
	Oil, Gas & Consumable Fuels - 0.8%
12,156	EOG Resources, Inc.	$902,218
	Total Oil, Gas & Consumable Fuels	$902,218
	Pharmaceuticals - 6.2%
139,469(a)	Elanco Animal Health, Inc.	$3,708,481
2,256	Eli Lilly & Co.	252,288
32,281	Merck & Co., Inc.	2,717,415
	Total Pharmaceuticals	$6,678,184
	Road & Rail - 1.2%
7,948	Union Pacific Corp.	$1,287,417
	Total Road & Rail	$1,287,417
	Semiconductors & Semiconductor Equipment - 4.0%
9,795	Analog Devices, Inc.	$1,094,395
8,914	Lam Research Corp.	2,060,114
5,384(a)	Micron Technology, Inc.	230,705
5,703	NVIDIA Corp.	992,721
	Total Semiconductors & Semiconductor Equipment	$4,377,935
	Software - 4.4%
34,141	Microsoft Corp.	$4,746,623
	Total Software	$4,746,623
	Specialty Retail - 3.9%
18,292	Home Depot, Inc.	$4,244,110
	Total Specialty Retail	$4,244,110
	Technology Hardware, Storage & Peripherals - 4.4%
21,352	Apple, Inc.	$4,782,208
	Total Technology Hardware, Storage & Peripherals	$4,782,208
	Textiles, Apparel & Luxury Goods - 0.4%
6,434	Cie Financiere Richemont SA	$471,947
	Total Textiles, Apparel & Luxury Goods	$471,947
	TOTAL COMMON STOCKS
	(Cost $81,311,240)	$106,655,411
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.4% of Net Assets
500,000(b)	U.S. Treasury Bills, 10/22/19	$499,477
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $499,449)	$499,477
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $81,810,689)	$107,154,888
	OTHER ASSETS AND LIABILITIES - 0.6%	$594,373
	NET ASSETS - 100.0%	$107,749,261

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$106,655,411	$–	$–	$106,655,411
U.S. Government and Agency Obligation	–	499,477	–	499,477
Total Investments in Securities	$106,655,411	$499,477	$–	$107,154,888

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.